CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Consolidated net income	¥ 78,289	¥ 58,777	¥ 6,849
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	45,102	39,497	34,935
Amortization	8,284	6,814	4,785
Loss (gain) on marketable securities, net	(70)	(245)	87
Loss (gain) on sales, disposal or impairment of property, plant and equipment	(275)	534	10,300
Loss recovery and gain on property, plant and equipment damaged in flood		(62)	(4,027)
Deferred income taxes	6,602	9,146	(12,055)
Equity in net (income) loss of affiliated companies	(29)	25	(13)
Foreign currency adjustments	1,634	(3,498)	1,744
Accrual for pension and severance costs, net payments	1,583	(4,240)	(396)
Changes in operating assets and liabilities:
Decrease (increase) in notes and accounts receivable	(20,109)	(19,957)	53,221
Decrease (increase) in inventories	(29,565)	(10,070)	14,090
(Decrease) increase in notes and accounts payable	10,054	14,299	(1,257)
(Decrease) increase in accrued income taxes	220	3,899	(7,263)
Other	(9,845)	(7,700)	9,286
Net cash provided by operating activities	91,875	87,219	110,286
Cash flows from investing activities:
Additions to property, plant and equipment	(58,042)	(40,297)	(61,368)
Proceeds from sales of property, plant and equipment	3,110	2,601	1,036
Insurance proceeds related to property, plant and equipment damaged in flood		2,772	880
Purchases of marketable securities	(6)	(309)	(147)
Proceeds from sales or redemption of marketable securities	68	1,059	692
Acquisitions of business, net of cash acquired	(27,343)	(23,350)	(79,884)
Proceeds from sales of business, net of cash divested	3,381	210	332
Other	(2,398)	(5,864)	4,605
Net cash used in investing activities	(81,230)	(63,178)	(133,854)
Cash flows from financing activities:
(Decrease) increase in short-term borrowings	29,592	(11,821)	(52,199)
Proceeds from issuance of long-term debt	78	30,000	71,307
Repayments of long-term debt	(30,104)	(34,323)	(12,392)
Proceeds from issuance of corporate bonds		50,000	100,000
Redemption of corporate bonds		(4,250)
Purchases of treasury stock	(2,159)	(2,838)	(31,277)
Payments for additional investments in subsidiaries	(292)	(217)	(92)
Dividends paid to shareholders of Nidec Corporation	(15,859)	(11,425)	(12,125)
Dividends paid to noncontrolling interests	(611)	(894)	(1,421)
Other	(153)	(761)	(684)
Net cash provided by (used in) financing activities	(19,508)	13,471	61,117
Effect of exchange rate changes on cash and cash equivalents	31,025	16,808	25,581
Net increase in cash and cash equivalents	22,162	54,320	63,130
Cash and cash equivalents at beginning of year	247,740	193,420	130,290
Cash and cash equivalents at end of year	¥ 269,902	¥ 247,740	¥ 193,420